Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Exchange Rates	FINANCIAL INSTRUMENTS:
	Six months ended June 30,
	2023	2022
	1 USD =

Exchange rate at June 30,	NIS 3.70	3.50 NIS

Increase during the period	5.1%	12.5%